7337 EAST DOUBLETREE RANCH ROAD, SUITE 100

SCOTTSDALE, AZ 85258

March 29, 2019

VIA EDGAR

U.S. Securities and Exchange Commission

100 F St. N.E.

Washington, D.C. 20549

RE:        Voya Mutual Funds (the “Registrant”)

  (File Nos. 33-56094; 811-07428)

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated March 20, 2019 to Voya Global Perspectives® Fund’s Class A, Class C, Class I, Class R, Class T and Class W shares Prospectus, dated February 28, 2019.

The purpose of the filing is to submit the 497(e) filing dated March 20, 2019 in XBRL for the Voya Global Perspectives® Fund.

If you have any questions concerning the attached filing, please contact Jay Stamper at (480) 477-2660 or the undersigned at (480) 477-2649.

Regards,

/s/ Paul A. Caldarelli

Paul A. Caldarelli

Vice President and Senior Counsel

Voya Investment Management